UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08266

Exact name of registrant as specified in charter:	The India Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments - The Schedule of Investments for the three-month period ended March 31, 2013 is filed herewith.

The India Fund, Inc.

Schedule of Investments (unaudited)

March 31, 2013

No. of Shares	Description	Value
EQUITY SECURITIES-99.7%
India-100.0%
Auto Component-2.4%
133,581 Bosch, Ltd. (a)		$22,113,051
Automobiles-3.8%
1,230,000 Hero MotoCorp, Ltd. (a)		34,958,096
Chemicals-3.0%
300,000 Asian Paints, Ltd. (a)		27,180,530
Commercial Banks-13.9%
3,650,000 HDFC Bank, Ltd. (a)		42,063,009
4,380,000 ICICI Bank, Ltd. (a)		85,120,266

		127,183,275

Constuction Materials-8.6%
408,000 ACC, Ltd. (a)		8,720,660
8,200,000 Ambuja Cements, Ltd. (a)		26,346,760
247,885 Grasim Industries, Ltd. (a)		12,845,731
910,000 UltraTech Cement, Ltd. (a)		31,340,484

		79,253,635

Electric Utilities-1.5%
7,850,000 Tata Power Co., Ltd. (a)		13,963,986
Electrical Equipment-0.5%
499,224 Abb, Ltd. (a)		4,498,674
Food Products-2.9%
320,118 Nestle India, Ltd.		27,024,203
Gas Utilities-2.5%
3,960,000 GAIL India, Ltd. (a)		23,214,922
Household Products-3.9%
4,139,000 Hindustan Unilever, Ltd. (a)		35,555,622
IT Services-21.0%
115,303 CMC, Ltd.		2,867,512
1,658,000 Infosys, Ltd. (a)		88,467,919
2,600,000 Mphasis, Ltd.		18,733,395
2,870,000 Tata Consultancy Services, Ltd. (a)		83,329,064

		193,397,890

Machinery-0.7%
415,430 Cummins India, Ltd. (a)		3,819,026
237,758 Thermax, Ltd.		2,465,509

		6,284,535

Personal Products-4.2%
2,670,000 Godrej Consumer Products, Ltd. (a)		38,220,055

See Notes to Schedule of Investments.

The India Fund, Inc.

Schedule of Investments (unaudited)

March 31, 2013

No. of Shares	Description	Value
Pharmaceuticals-6.5%
537,344 Glaxosmithkline Pharmaceuticals, Ltd. (a)		21,807,694
1,000,000 Lupin, Ltd. (a)		11,575,968
981,000 Piramal Healthcare, Ltd.		11,033,768
320,000 Sanofi India, Ltd.		15,290,524

		59,707,954

Road & Rail-2.9%
1,400,000 Container Corp. of India, Ltd.		26,545,906
Textiles, Apparel & Luxury Goods-1.1%
2,090,104 Titan industries, Ltd. (a)		9,872,240
Thrifts & Mortgage Finance-10.3%
6,180,000 Housing Development Finance Corp., Ltd. (a)		94,165,450
Tobacco-8.1%
13,110,000 ITC, Ltd. (a)		74,692,732
Wireless Telecommunication Services-1.9%
3,240,876 Bharti Airtel, Ltd. (a)		17,429,032

Total India (cost $596,731,501)		915,261,788

Total Investments-99.7% (cost $596,731,501)		915,261,788

Cash and Other Assets in Excess of Liabilities - 0.3%		3,206,605

Net Assets-100.0%		$918,468,393

Footnotes	and Abbreviations

(a)	Security uses fair value as of March 31, 2013. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors (the “Board”) under procedures established by the Board. (See Note a)

See Notes to Schedule of Investments.

Summary of Significant Accounting Policies

(a) Security Valuation:

The Fund is required to value its securities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the fair valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange traded funds are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined as a Level 1 investment.

In addition, foreign equity securities that are traded on the foreign exchanges that close prior to the Valuation Time are valued by applying fair valuation factors to the last sale price or the mean price as noted above. Fair valuation factors are provided by an independent pricing service provider. These factors are used when pricing the Fund’s portfolio holding to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When the fair value prices are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on the primary markets. Fair valuation factors are not utilized if the pricing service is unable to provide a valuation factor, or if the valuation factor falls below a predetermined threshold, the security is valued at the last sale price. A security that applies a fair valuation factor is determined as a Level 2 investment because the exchange traded price has been adjusted.

In the event that a security’s market quotation is not readily available or is deemed unreliable, the fair value of a security is determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances. A security that has been fair valued may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participates would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Refer to the Schedule of Investments for a detailed breakout of the security types:

Investments, at value	Level 1	Level 2	Level 3	Balance as of 3/31/2013
Financials	$—	$221,348,725	$—	$221,348,725
Information Technology	21,600,907	171,796,983	—	193,397,890
Consumer Staples	65,244,258	110,248,354	—	175,492,612
Materials	—	106,434,165	—	106,434,165
Consumer Discretionary	—	66,943,387	—	66,943,387
Health Care	26,324,293	33,383,661	—	59,707,954
Industrials	29,011,415	8,317,700	—	37,329,115
Utilities	—	37,178,908	—	37,178,908
Telecommunications	—	17,429,032	—	17,429,032

Total	$142,180,873	$773,080,915	$—	$915,261,788

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are fair valued utilizing an independent pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. For some securities, the pricing service is unable to provide a valuation factor. For securities that have not previously been fair valued but that utilized an independent pricing service at the period ending March 31, 2013 or for securities that had previously been fair valued utilizing an independent pricing service at the beginning of the period but have ceased to do so during the period ending March 31, 2013, the utilization or cessation of the utilization of these procedures results in transfers between Level 1 and Level 2. During the period ended March 31, 2013, securities issued by Container Corporation of India, Limited and Mphasis, Limited, in the amounts of $26,545,906 and $18,733,395, respectively, transferred from Level 2 to Level 1 because there was no fair value factor applied at March 31, 2013. For the period ended March 31, 2013 there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements, whereby securities are purchased from a counterparty under an agreement to resell them at a future date at the same price plus accrued interest. The Fund is exposed to credit risk on repurchase agreements to the extent that the counterparty defaults on its obligation to repurchase the securities, and the market value of such securities held by the Fund, including any accrued interest or dividends on such securities, is less than the face amount of the repurchase agreement plus accrued interest. The Fund held no repurchase agreements as of March 31, 2013.

(c) Foreign Currency Translation:

The books and records of the Fund are maintained in U.S. Dollars. Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the valuation date rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rates from that which is due to changes in prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

The Fund reports certain foreign currency related transactions and foreign taxes withheld on security transactions as components of realized gains for financial reporting purposes, whereas such foreign currency related transactions are treated as ordinary income for U.S. federal income tax purposes.

Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments and foreign currency translation.

Net realized foreign exchange gains or losses represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. When the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(d) Security Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis.

(e) Distributions:

On an annual basis, the Fund intends to distribute its net realized capital gains, if any, by way of a final distribution to be declared during the calendar quarter ending December 31. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to net operating losses, foreign currency losses, capital gains taxes and investments in passive foreign investments companies.

(f) Federal Income Taxes:

At March 31, 2013, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $598,413,487, $337,581,000, $(20,732,699) and $316,848,301, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The India Fund, Inc.

By:	/s/ Alan Goodson
Alan Goodson
Principal Executive Officer

Date: May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson
Principal Executive Officer

Date: May 21, 2013

By:	/s/ Andrea Melia
Andrea Melia
Principal Financial Officer

Date: May 21, 2013